Note 10 - Reportable Business Segments - Geographical Disclosure (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Sales	$ 649,602	$ 768,440	$ 1,242,736	$ 1,438,605
Non-current assets	380,266	399,752	380,266	399,752
CANADA
Statement Line Items [Line Items]
Sales	63,891	66,667	122,038	142,152
Non-current assets	232,671	233,678	232,671	233,678
UNITED STATES
Statement Line Items [Line Items]
Sales	585,711	701,773	1,120,698	1,296,453
Non-current assets	$ 147,595	$ 166,074	$ 147,595	$ 166,074